UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                   811-21822

                      (Investment Company Act File Number)


                         Federated Managed Pool Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


              Date of Reporting Period:  Six months ended 12/31/06









ITEM 1.     REPORTS TO STOCKHOLDERS

FEDERATED CORPORATE BOND STRATEGY PORTFOLIO

A PORTFOLIO OF FEDERATED MANAGED POOL SERIES



ANNUAL SHAREHOLDER REPORT
December 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE





               NOT FDIC INSURED *MAY LOSE VALUE NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                         PERIOD ENDED 1
                                                           12/31/2006
 NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                           0.33
 Net realized and unrealized gain on investments                 0.34
   TOTAL FROM INVESTMENT OPERATIONS                              0.67
 LESS DISTRIBUTIONS:
 Distributions from net investment income                       (0.33 )
 Distributions from net realized gain on investments            (0.01 )
   TOTAL DISTRIBUTIONS                                          (0.34 )
 NET ASSET VALUE, END OF PERIOD                                $10.33
 TOTAL RETURN2                                                   6.78 %

 RATIOS TO AVERAGE NET ASSETS:
 Net expenses                                                    0.00 %3
 Net investment income                                           6.07 %3
 SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)                       $5,165
 Portfolio turnover                                               20%
1 Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, are not annualized.
3 Computed on an annualized basis.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            BEGINNING     ENDING        EXPENSES
                                            ACCOUNT       ACCOUNT           PAID
                                            VALUE         VALUE           DURING
                                                                         PERIOD1
                                                         7/1/2006     12/31/2006

ACTUAL                                     $1,000       $1,067.00          $0.00
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)     $1,000       $1,025.21          $0.00


1 Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The portfolio's inception date and start of performance was June 20, 2006. For the period from June 20, 2006 (start of performance) to December 31, 2006, the Fund's total return based on net asset value was 6.78%, compared to 6.53% for the Baa component of the Lehman Brothers U.S. Credit Index (LBUSCI) 1, a broad-based securities market index. The portfolio's total return for the reporting period reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the referenced index.

MARKET OVERVIEW:
During the reporting period, interest rate levels fell for all U.S. Treasury securities regardless of maturity date. The Federal Reserve Board (Fed) raised the target Federal funds rate on June 29, 2006, but then made no further changes during the reporting period. Additionally, corporate earnings continued to be strong and reported at levels above Wall Street analyst expectations. The combination of lower interest rates and strong corporate earnings provided a very positive investment environment for corporate bond investors.

DURATION: 2
The Fund benefited from duration management during the reporting period, a period when interest rates fell and bond prices rose. The portfolio's average duration during the reporting period was 6.7 years which positioned the portfolio longer than the LBUSCI.

YIELD CURVE:
The Fund's yield curve strategy provided a marginal positive impact to relative performance. During the reporting period, the Fund held more securities in intermediate maturities relative to the LBUSCI (those maturities between 5 and 10 years to final maturity). Interest rate levels for 5 year and 10 year maturities fell more compared to levels on securities with shorter or longer maturities.

SECURITY SELECTION:
Overall security selection also benefited performance, although individual issuers both helped and hurt performance relative to the LBUSCI. Of noteworthy positive performance contributors were bond holdings in AMERICA MOVIL, AXA FINANCIAL, HSBC FINANCE and SOUTHWEST AIRLINES. Security holdings which slightly detracted from performance included bond holdings in BARRICK GOLD, SPRINT CAPITAL and FORTUNE BRANDS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED.


1 The LBUSCI is an unmanaged index comprised of corporate bonds or securities represented by the following sectors: industrial, utility, and finance, including both U.S. and Non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies, and foreign local governments.
2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Corporate Bond Strategy Portfolio (the "Fund") from June 20, 2006 (start of performance) to December 31, 2006 compared to the Baa (BBB) Component of the Lehman Brothers U.S. Credit Index (LBUSCI).2

 CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 12/31/2006
 Start of Performance (6/20/2006)                            6.78%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
2 The LBUSCI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At December 31, 2006, the Fund's portfolio composition1 was as follows:

 SECURITY TYPE                               PERCENTAGE OF
                                          TOTAL NET ASSETS
 Corporate Debt Securities                            98.9 %
 Other Security Types2                                 1.7 %
 Cash Equivalents3                                     1.1 %
 Other Assets and Liabilities - Net4                  (1.7 )%
   TOTAL                                             100.0 %
1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2 Other security types consist of sovereign bonds.
3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


December 31, 2006

    PRINCIPAL                                                                                                              VALUE
    AMOUNT
                  CORPORATE BONDS-98.9%
                  BASIC INDUSTRY - CHEMICALS-1.3%
  $    75,000     Praxair, Inc., 3.95%, 6/1/2013                                                                     $    69,364
                  BASIC INDUSTRY - METALS & MINING-4.2%
       75,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                               72,701
       75,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  71,112
       55,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        55,886
       15,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                                  15,413
                    TOTAL                                                                                                215,112
                  CAPITAL GOODS - AEROSPACE & DEFENSE-3.0%
       75,000     Boeing Co., 6.125%, 2/15/2033                                                                           81,367
       75,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                        72,040
                    TOTAL                                                                                                153,407
                  CAPITAL GOODS - BUILDING MATERIALS-1.4%
       75,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    73,031
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING-4.4%
       75,000     Emerson Electric Co., 4.50%, 5/1/2013                                                                   71,883
       75,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             78,816
       75,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                         78,410
                    TOTAL                                                                                                229,109
                  CAPITAL GOODS - ENVIRONMENTAL-3.2%
       75,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                         78,676
       75,000     Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029                                            84,618
                    TOTAL                                                                                                163,294
                  COMMUNICATIONS - MEDIA & CABLE-3.0%
       75,000     Comcast Corp., 7.05%, 3/15/2033                                                                         80,791
       75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                               73,184
                    TOTAL                                                                                                153,975
                  COMMUNICATIONS - MEDIA NONCABLE-3.2%
       75,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                    79,896
       75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                  88,159
                    TOTAL                                                                                                168,055
                  COMMUNICATIONS - TELECOM WIRELESS-5.1%
       75,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                           97,753
       75,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                      74,573
       75,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                               90,357
                    TOTAL                                                                                                262,683
                  COMMUNICATIONS - TELECOM WIRELINES-4.5%
       75,000     Embarq Corp., 6.738%, 6/1/2013                                                                          76,862
       75,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     80,491
       75,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                            73,913
                    TOTAL                                                                                                231,266
                  CONSUMER CYCLICAL - AUTOMOTIVE-3.2%
       75,000     DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031                        89,614
       75,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                      74,465
                    TOTAL                                                                                                164,079
                  CONSUMER CYCLICAL - ENTERTAINMENT-2.9%
       75,000     Carnival Corp., 3.75%, 11/15/2007                                                                       73,900
       75,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                    74,888
                    TOTAL                                                                                                148,788
                  CONSUMER CYCLICAL - RETAILERS-1.5%
       75,000     Target Corp., Note, 5.875%, 7/15/2016                                                                   77,503
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE-3.0%
       75,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               75,152
       75,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                    78,284
                    TOTAL                                                                                                153,436
                  CONSUMER NON-CYCLICAL HEALTH CARE-4.2%
       75,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      72,971
       75,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                          72,193
       75,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                70,337
                    TOTAL                                                                                                215,501
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS-2.9%
       75,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                 71,944
       75,000     Wyeth, 6.45%, 2/1/2024                                                                                  80,677
                    TOTAL                                                                                                152,621
                  CONSUMER NON-CYCLICAL PRODUCTS-1.3%
       75,000     Fortune Brands, Inc., Unsecd. Note, 5.875%, 1/15/2036                                                   68,816
                  CONSUMER NON-CYCLICAL TOBACCO-1.6%
       75,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                              81,846
                  ENERGY - INDEPENDENT-1.6%
       75,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     84,323
                  FINANCIAL INSTITUTION - BANKING-8.2%
       75,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         79,945
      100,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                101,065
       75,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                                    93,802
       75,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           75,502
       75,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      73,358
                    TOTAL                                                                                                423,672
                  FINANCIAL INSTITUTION - BROKERAGE-3.9%
       75,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                              72,661
       75,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                            77,070
       50,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                        51,280
                    TOTAL                                                                                                201,011
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE-2.9%
       75,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                     77,063
       75,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             75,049
                    TOTAL                                                                                                152,112
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH-1.5%
       75,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                   76,195
                  FINANCIAL INSTITUTION - INSURANCE - LIFE-1.9%
       75,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                   97,186
                  FINANCIAL INSTITUTION - INSURANCE - P&C-2.9%
       75,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              74,645
       75,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                   75,287
                    TOTAL                                                                                                149,932
                  FINANCIAL INSTITUTION - REITS-5.4%
       75,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                75,657
       50,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                                                  50,254
       75,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                     75,194
       75,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                            78,413
                    TOTAL                                                                                                279,518
                  TECHNOLOGY-1.5%
       75,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                              79,559
                  TRANSPORTATION - AIRLINES-1.6%
       75,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                          83,961
                  TRANSPORTATION - RAILROADS-1.4%
       75,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  72,132
                  TRANSPORTATION - SERVICES-1.5%
       75,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                     75,958
                  UTILITY - ELECTRIC-8.0%
       20,000     Commonwealth Edison Co., FMB, 5.40%, 12/15/2011                                                         19,851
       75,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          72,192
       75,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          77,175
       75,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                                    78,292
       75,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                                 83,621
       75,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     81,294
                    TOTAL                                                                                                412,425
                  UTILITY - NATURAL GAS DISTRIBUTOR-1.4%
       75,000     Atmos Energy Corp., 4.95%, 10/15/2014                                                                   71,358
                  UTILITY - NATURAL GAS PIPELINES-1.3%
       75,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                    67,267
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $4,950,699)                                                 5,108,495
                  GOVERNMENTS/AGENCIES-1.7%
                  SOVEREIGN-1.7%
       75,000     United Mexican States, 7.50%, 4/8/2033                                                                  88,838
                  (IDENTIFIED COST $82,862)
                  REPURCHASE AGREEMENT-1.1%
       57,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006, under which              57,000
                  Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251. (AT COST)
                    TOTAL INVESTMENTS - 101.7% (IDENTIFIED COST $5,090,561)3                                           5,254,333
                    OTHER ASSETS AND LIABILITIES - NET - (1.7)%                                                          (89,288   )
                    TOTAL NET ASSETS - 100%                                                                          $ 5,165,045

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $298,948, which represented 5.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2006, these liquid restricted securities amounted to $298,948, which represented 5.8% of total net assets.

3    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

The following acronym is used throughout this portfolio:

 REITs -Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


December 31, 2006

ASSETS:
Total investments in securities, at value (identified cost $5,090,561)                                         $ 5,254,333
Cash                                                                                                                   422
Income receivable                                                                                                   82,434
  TOTAL ASSETS                                                                                                   5,337,189
LIABILITIES:
Income distribution payable                                                                     $ 26,221
Payable for administrative personnel and services fee (Note 5)                                    66,809
Payable for transfer and dividend disbursing agent fees and expenses                               2,141
Payable for audit fees                                                                            30,000
Payable for portfolio accounting fees                                                              5,669
Payable for registration fees                                                                     33,501
Accrued expenses                                                                                   7,803
  TOTAL LIABILITIES                                                                                                172,144
Net assets for 500,018 shares outstanding                                                                      $ 5,165,045
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                $ 5,000,175
Net unrealized appreciation of investments                                                                         163,772
Accumulated net realized gain on investments                                                                           935
Undistributed net investment income                                                                                    163
  TOTAL NET ASSETS                                                                                             $ 5,165,045
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$5,165,045 {divide} 500,018 shares outstanding, no par value, unlimited shares authorized                           $10.33

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Period Ended December 31, 2006 1

INVESTMENT INCOME:
Interest                                                                                                 $ 165,542
EXPENSES:
Administrative personnel and services fee (Note 5)                                  $   80,137
Custodian fees                                                                           1,243
Transfer and dividend disbursing agent fees and expenses                                 2,388
Auditing fees                                                                           30,012
Legal fees                                                                                 469
Portfolio accounting fees                                                               10,142
Share registration costs                                                                34,025
Printing and postage                                                                        23
Insurance premiums                                                                       6,100
Miscellaneous                                                                              101
  TOTAL EXPENSES                                                                       164,640
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee            $  (13,328   )
Reimbursement of other operating expenses                        (151,312   )
  TOTAL WAIVER AND REIMBURSEMENT                                                      (164,640   )
Net expenses                                                                                                  ----
Net investment income                                                                                      165,542
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                                             6,765
Net change in unrealized appreciation of investments                                                       163,772
Net realized and unrealized gain on investments                                                            170,537
Change in net assets resulting from operations                                                           $ 336,079

1 Reflects operations for the period from December 2, 2005 (date of initial capital contribution) to December 31, 2006. See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                              PERIOD ENDED  1
                                                                                                12/31/2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                       $      165,542
Net realized gain on investments                                                                     6,765
Net change in unrealized appreciation of investments                                               163,772
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                   336,079
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                          (165,379)
Distributions from net realized gains                                                               (5,830)
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                               (171,209)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                     5,000,000
Net asset value of shares issued to shareholders in payment of distributions declared                  175
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                         5,000,175
Change in net assets                                                                             5,165,045
NET ASSETS:
Beginning of period                                                                                     --
End of period (including undistributed net investment income of $163)                       $    5,165,045

1 Reflects operations for the period from December 2, 2005 (date of initial capital contribution) to December 31, 2006. See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2006

1. ORGANIZATION
Fedetrated Managed Pool Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return.

The Fund received initial capital on December 2, 2005. This is the first annual report of the Fund. Accordingly, the statement of operations and the statement of changes in net assets are presented for the period from December 2, 2005 to December 31, 2006. The Fund registered its shares on June 5, 2006 and the first shares were sold on June 20, 2006, the date from which the Fund has presented its financial highlights for the period ended December 31, 2006. Distributions of $280 were made to the Fund's Adviser prior to the registration of fund shares on June 5, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors, and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, GAINS AND LOSSES, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


PREMIUM AND DISCOUNT AMORTIZATION/ PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                                        PERIOD ENDED 12/31/20061
                                                               SHARES
Shares sold                                                   500,000
Shares issued to shareholders
  in payment of distributions declared
                                                                   18
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS
                                                              500,018
1. Reflects operations for the period from December 2, 2005 (commencement of operations) to December 31, 2006.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets from December 2, 2005 to December 31, 2006 were as follows:

                          2006
 Ordinary income1     $171,209
1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

 Undistributed ordinary income       $   1,098
 Net unrealized appreciation         $ 163,772
At December 31, 2006, the cost of investments for federal tax purposes was $5,090,561. The net unrealized appreciation of investments for federal tax purposes was $163,772. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,440.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the period ended December 31, 2006, the Adviser reimbursed $151,312 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

                         AVERAGE AGGREGATE DAILY NET ASSETS
  ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                  on the first $5 billion
 0.125%                  on the next $5 billion
 0.100%                  on the next $10 billion
 0.075%                  on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended December 31, 2006, the net fee paid to FAS was 2.61% of average aggregate daily net assets of the Fund. For the period ended December 31, 2006, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended December 31, 2006, were as follows:

 Purchases       $ 6,066,159
 Sales           $ 1,041,100
7. LINE OF CREDIT
On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2006, there were no outstanding loans. During the period ended December 31, 2006, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED POOL SERIES AND SHAREHOLDERS OF FEDERATED CORPORATE BOND STRATEGY PORTFOLIO:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Corporate Bond Strategy Portfolio (one of the portfolios constituting Federated Managed Pool Series), (the "Fund") as of December 31, 2006, and the related statement of operations and the statement of changes in net assets for the period from December 2, 2005 (commencement of operations) to December 31, 2006, and the financial highlights for the period from June 20, 2006 (initial date of public investment in the Fund) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Corporate Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2006, the results of its operations and changes in its net assets for the period from December 2, 2005 (commencement of operations) to December 31, 2006 and its financial highlights from June 20, 2006 (initial date of public investment in the Fund) to December 31, 2006 in conformity with U.S. generally accepted accounting principles.





Boston, Massachusetts

February 16, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 4 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED TRUSTEES BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE          OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director,
DONAHUE*            Federated Investors, Inc.
Birth Date:
July 28, 1924       PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Chairman and Director, Federated
CHAIRMAN and        Investment Counseling.
TRUSTEE
Began serving:
October 2005

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
PRESIDENT and       Equity Management Company of Pennsylvania, Passport Research, Ltd., and Passport Research II, Ltd.; (Investment
TRUSTEE             Advisory subsidiaries of Federated) Trustee, Federated Shareholder Services Company; Director, Federated
Began serving:      Services Company.
October 2005
                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
TRUSTEE
Began serving:
October 2005

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION)

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 2005

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
October 2005

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 2005

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc., (system technology
CUNNINGHAM        company)
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
353 El Brillo     business consulting); Trustee Associate, Boston College.
Way
Palm Beach,       PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
FL                the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
TRUSTEE           Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Began
serving:
October 2005

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
TRUSTEE
Began
serving:
October 2005

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant;
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst &
Birth Date:       Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC
April 10,         Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
1945              Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing,
80 South Road     communications and technology).
Westhampton
Beach, NY
TRUSTEE
Began
serving:
Month/2005

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne
MURRAY, JR.,      University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 2005

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting). OTHER DIRECTORSHIPS HELD: Director, Midway Pacific
Birth Date:       (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
June 14, 1951
95 Standish       PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
StreetP.O.        Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
Box 2779          Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Duxbury, MA       Analyst and Lending Officer, Fleet Bank.
TRUSTEE
Began
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum
June 21, 1935     Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 2005

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
October 2005

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and
Birth Date:       President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Alleghany Corporation.
Saint Vincent
College           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
 Latrobe, PA      Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
TRUSTEE
Began
serving:
April 2006


OFFICERS

NAME              PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
JOHN W.           PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE         Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,       PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938              Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT and
SECRETARY
Began
serving:
October 2005

RICHARD A.        PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK             President, Federated Administrative Services. ; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:       Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President.
December 25,
1963              PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER         Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began             Andersen & Co.
serving:
January 2006

RICHARD B.        PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER            Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923      PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE CHAIRMAN     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities
Began             Corp.
serving:
October 2005

BRIAN P.          PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
BOUDA             President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
Birth Date:       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
February 28,      Association of Wisconsin.
1947
CHIEF
COMPLIANCE
OFFICER and
SENIOR VICE
PRESIDENT
Began
serving:
October 2005

ROBERT            PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a
J. OSTROWSKI      Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also
Birth Date:       serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997.
April 26,         Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie
1963              Mellon University.
Chief
Investment
Officer
Began
serving:
August 2006

JOSEPH M.         PRINCIPAL OCCUPATIONS: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in
BALESTRINO        1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a
Birth Date:       Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a
November 3,       Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered
1954              Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of
VICE              Pittsburgh.
PRESIDENT
Began
serving:
October 2005


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED CORPORATE BOND STRATEGY PORTFOLIO (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's overall expense structure; the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31421P100

36217 (2/07)














ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $19,000

                  Fiscal year ended 2005 - $0



(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0



      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $11,581 and $0 respectively. Fiscal year end 2006 - Seed audit and consent fees.



(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.





(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.



AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.



AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.



TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.



ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



      (1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
      (3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.



      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.



PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.



PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.





(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(c)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(d)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2006 - $179,997

                  Fiscal year ended 2005 - $0



(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS













SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED POOL SERIES

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        February 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        February 9, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        February 14, 2007